Other income	12 Months Ended
Dec. 31, 2023
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory
Note 5

Other income

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
24 148 (11)
Net gains / (losses) from disposals of investments in associates and joint ventures
0 844
2
41
Share of net profits of associates and joint ventures (163)
3
32 105
Total (138) 1,024 134
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income
(1) (1) 9
Income from properties
4
18 20 22
Net gains / (losses) from properties held for sale 8 71 100
5
Income from shared services provided to UBS Group AG or its subsidiaries 568 460 451
Other
6
112 308
7
224
8
Total other income 566 1,882 941
1 Includes foreign exchange gains / (losses) reclassified

from other comprehensive income related to the

disposal or closure of foreign operations.

Refer to Note 29 for more information about

UBS AG’s acquisitions
and disposals of

subsidiaries and businesses.

2 Includes an USD
848
m gain related

to the sale

of UBS AG’s

shareholding in Mitsubishi

Corp.-UBS Realty

Inc.

3 Includes a

USD
255
m share of

proportionate
impairment losses reflected in the SIX Group profit

and loss, of which USD
191
m reported in Personal

and Corporate Banking and USD
64
m reported in Global Wealth Management.

4 Includes rent received from
third parties.

5 Mainly relates to the sale of a property in Basel.

6 Includes gains of USD
21
m related to the repurchase of UBS AG‘s

own debt instruments (compared with a gain of USD
23 m in 2022 and a loss
of USD 17
m in 2021).

7 Mainly relates to a portion of the total USD
133
m gain on the sale of UBS AG’s domestic wealth

management business in Spain of USD
111 m (with the remaining amount disclosed within
Net gains / (losses) from acquisitions and disposals of subsidiaries) and income of USD 111
m related to a legacy litigation settlement and a legacy bankruptcy claim.

8 Includes a gain of USD
100 m from the sale of
UBS AG’s domestic wealth management business in Austria.